Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.4%
New York 97.2%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,653,624
Series B, AMT, 5.0%, 12/15/2026	500,000	602,265
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,160,580
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,103,320
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3% *, 4/1/2042	2,000,000	1,963,920
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,511,710
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,211,980
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,720,030
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	802,700
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,140,000	1,179,455
Series A, Prerefunded, 5.75%, 2/15/2047	1,860,000	1,932,726
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,357,477
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,572,450
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,410,300
Long Island, NY, Electric System Revenue, Power Authority:
5.0%, 9/1/2039	1,000,000	1,219,290
5.0%, 9/1/2047	500,000	594,030
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,183,130
Series A, 5.0%, 9/1/2037	4,000,000	4,325,880
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,087,040
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,023,930
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,885,845
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,206,259
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,253,775
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,165,060
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: Build America Mutual	2,000,000	2,315,580
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,232,124
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,575,285
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,778,568
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,010,000
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	1,115,090
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	829,665
Prerefunded, 5.0%, 8/1/2042	1,000,000	1,102,440
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, AMT, 144A, 5.0%, 1/1/2035	750,000	772,313
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	190,000	196,527
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,654,660
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,342,660
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "3", 2.8%, 9/15/2069	2,750,000	2,691,315
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,356,582
New York, Metropolitan Transportation Authority Revenue:
Series B-2B, 5.0%, 5/15/2021	2,000,000	2,027,080
Series B, 4.0%, 11/15/2034	3,500,000	3,504,480
Series C, 5.0%, 11/15/2031	2,415,000	2,487,933
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,022,130
Series A-2, 5.0% *, 11/15/2045	2,665,000	2,897,974
Series B, 5.25%, 11/15/2044	3,000,000	3,128,250
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,073,940
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,044,280
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,466,640
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,319,716
Series A, Prerefunded, 5.0%, 7/1/2037	1,000,000	1,099,610
Series A, 5.0%, 7/1/2049	3,000,000	3,724,050
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Langone Hospitals Obligated Group, Series A, 4.0%, 7/1/2053	2,000,000	2,153,640
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,372,725
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,519,789
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,710,240
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,087,980
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, 5.0%, 7/1/2033	360,000	408,434
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	3,053,106
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology:
5.0%, 7/1/2040	2,500,000	2,509,525
Series A, 5.0%, 7/1/2049	1,250,000	1,512,538
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University, Series A, 5.0%, 7/1/2041	2,000,000	2,007,800
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031	20,000	20,068
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,062,398
Series A, 5.0%, 7/1/2038	1,000,000	1,174,820
Series A, 5.0%, 7/1/2048	2,000,000	2,400,340
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, Prerefunded, 5.0%, 7/1/2043	2,000,000	2,294,680
New York, State Dormitory Authority Sales Tax Revenue, Series E, 5.0%, 3/15/2048	3,000,000	3,643,350
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,572,051
Series A, 5.0%, 3/15/2045	2,835,000	3,435,028
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,596,275
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects:
Series B, 4.0%, 6/15/2049	2,000,000	2,323,780
5.0%, 6/15/2036	3,340,000	3,483,319
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,526,675
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,131,340
"3", 5.0%, 3/15/2044	1,190,000	1,254,331
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	3,000,000	2,974,830
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,171,720
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	1,000,000	1,073,380
New York, State Power Authority Revenue:
Series A, 4.0%, 11/15/2055	865,000	1,005,545
Series A, 5.0%, 11/15/2038	1,500,000	1,598,835
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,461,358
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	533,355
Series A, 4.0%, 1/1/2038	500,000	531,905
Series B, 4.0%, 1/1/2050	3,000,000	3,214,860
Series A, 5.0%, 1/1/2041	3,000,000	3,407,670
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	1,000,000	1,006,260
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,611,425
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,761,275
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	1,225,000	1,267,459
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	315,000	393,063
Series A, 5.0%, 11/15/2054	345,000	426,762
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,399,155
New York, Utility Debt Securitization Authority, Restructuring Bonds, 5.0%, 12/15/2036	3,000,000	3,621,270
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,172,852
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,032,001
New York & New Jersey Port Authority, Two Hundred And Twentieth, AMT, 4.0%, 11/1/2059	2,000,000	2,148,400
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,206,144
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 89 Murray Street, Series A, AMT, 0.12% **, 6/5/2020, LOC: Fannie Mae	350,000	350,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,050,260
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,414,510
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,001,750
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B, 0.11% **, 6/5/2020, SPA: U.S. Bank NA	370,000	370,000
Series FF-1, 4.0%, 6/15/2049	2,000,000	2,307,720
Series AA, 5.0%, 6/15/2032	500,000	673,600
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	2,000,000	2,133,520
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-7, 0.12% **, 6/5/2020, SPA: State Street Bank & Trust Co.	500,000	500,000
Series F-1, 4.0%, 5/1/2037	1,000,000	1,124,450
Series B-1, 4.0%, 8/1/2037	5,000,000	5,555,500
Series C-1, 4.0%, 5/1/2045	1,000,000	1,152,090
Series A, 5.0%, 5/1/2038	2,000,000	2,007,020
Series B1, 5.0%, 11/1/2040	4,000,000	4,549,480
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,213,400
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,041,520
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	3,000,000	3,410,700
Series A, 5.0%, 8/1/2025	2,500,000	3,028,300
Series B-1, 5.0%, 12/1/2034	2,800,000	3,375,820
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara international Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	399,357
Series A, AMT, 5.0%, 4/1/2038	600,000	713,004
Oneida County, NY, Local Development Corp., Revenue, Utica College Project, 5.0%, 7/1/2049	1,770,000	1,825,914
Onondaga, NY, Civic Development Corp. Revenue, LE Moyne College Project:
Series B, 4.0% 7/1/2039	325,000	333,775
Series B, 4.0% 7/1/2040	290,000	297,172
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,400,000	1,190,266
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,156,020
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,361,498
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,200,910
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,558,000
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,464,490
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,398,880
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,217,911
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030 (a)	405,000	500,912
Series A, 5.0%, 9/1/2031 (a)	605,000	742,535
Series A, 5.125%, 9/1/2040	4,000,000	4,043,480
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,872,760
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,594,810
Yonkers, NY, Economic Developemet Corp., Educational Revenue, Charter School Of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	622,675
Series A, 5.0%, 10/15/2054	465,000	447,990
		268,371,423
Guam 0.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	155,000	167,312
Series A, 5.0%, 1/1/2050 (a)	145,000	160,616
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	327,990
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	133,519
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	626,851
Series A, 5.0%, 10/1/2037	210,000	225,322
Series A, 5.0%, 10/1/2038	190,000	203,344
Series A, 5.0%, 10/1/2040	135,000	143,637
		1,988,591

Puerto Rico 1.5%
Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 5.25%, 7/1/2042	2,000,000	1,980,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	2,000,000	2,006,520
		3,986,520
Total Municipal Bonds and Notes (Cost $279,289,894)		274,346,534
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,289,894)	99.4	274,346,534
Other Assets and Liabilities, Net	0.6	1,734,296
Net Assets	100.0	276,080,830

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$274,346,534	$—	$274,346,534
Total	$—	$274,346,534	$—	$274,346,534

(b)	See Investment Portfolio for additional detailed categorizations.